Cover Page	9 Months Ended
Sep. 30, 2022
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	Calyxt, Inc.
Entity Central Index Key	0001705843
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false